Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000112087 | Fidelity Treasury Only Portfolio, Institutional Class
Holdings [Line Items]
Percent of Total Investments	43.20%
C000112087 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112087 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112087 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112087 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112087 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112087 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112087 | Herbie Re Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112087 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112087 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112087 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	(2.50%)
C000112087 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000112087 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000112087 | Schlumberger NV
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000112087 | Lennar Corp.
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112087 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112087 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112087 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112087 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112087 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000112087 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	(6.60%)
C000112087 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112087 | Insurance Linked Security
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	0.00%
C000112087 | Loan Assignment
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112087 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000112087 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112087 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	35.40%
Percent of Net Short Exposure	0.00%
C000112087 | Other Asset Less Liabilities
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
C000112088 | Fidelity Treasury Only Portfolio, Institutional Class
Holdings [Line Items]
Percent of Total Investments	43.20%
C000112088 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112088 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112088 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112088 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112088 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112088 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112088 | Herbie Re Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112088 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112088 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112088 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	(2.50%)
C000112088 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000112088 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000112088 | Schlumberger NV
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000112088 | Lennar Corp.
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112088 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112088 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112088 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112088 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112088 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000112088 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	(6.60%)
C000112088 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112088 | Insurance Linked Security
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	0.00%
C000112088 | Loan Assignment
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112088 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000112088 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112088 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	35.40%
Percent of Net Short Exposure	0.00%
C000112088 | Other Asset Less Liabilities
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
C000228868 | Fidelity Treasury Only Portfolio, Institutional Class
Holdings [Line Items]
Percent of Total Investments	43.20%
C000228868 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228868 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228868 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228868 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228868 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228868 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228868 | Herbie Re Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228868 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228868 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000228868 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	(2.50%)
C000228868 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000228868 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000228868 | Schlumberger NV
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000228868 | Lennar Corp.
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000228868 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000228868 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000228868 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000228868 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000228868 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000228868 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	(6.60%)
C000228868 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000228868 | Insurance Linked Security
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	0.00%
C000228868 | Loan Assignment
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000228868 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000228868 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000228868 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	35.40%
Percent of Net Short Exposure	0.00%
C000228868 | Other Asset Less Liabilities
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
C000135954 | Fidelity Treasury Only Portfolio, Institutional Class
Holdings [Line Items]
Percent of Total Investments	43.20%
C000135954 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000135954 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.80%
C000135954 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000135954 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135954 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000135954 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000135954 | Herbie Re Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000135954 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000135954 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000135954 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	(2.50%)
C000135954 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000135954 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000135954 | Schlumberger NV
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000135954 | Lennar Corp.
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000135954 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000135954 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000135954 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000135954 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000135954 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000135954 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	(6.60%)
C000135954 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000135954 | Insurance Linked Security
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	0.00%
C000135954 | Loan Assignment
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000135954 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000135954 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000135954 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	35.40%
Percent of Net Short Exposure	0.00%
C000135954 | Other Asset Less Liabilities
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
C000112089 | Fidelity Treasury Only Portfolio, Institutional Class
Holdings [Line Items]
Percent of Total Investments	43.20%
C000112089 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112089 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112089 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112089 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112089 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112089 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112089 | Herbie Re Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112089 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112089 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112089 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	(2.50%)
C000112089 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000112089 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000112089 | Schlumberger NV
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000112089 | Lennar Corp.
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112089 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000112089 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112089 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112089 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000112089 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000112089 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	(6.60%)
C000112089 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112089 | Insurance Linked Security
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	0.00%
C000112089 | Loan Assignment
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112089 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000112089 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000112089 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	35.40%
Percent of Net Short Exposure	0.00%
C000112089 | Other Asset Less Liabilities
Holdings [Line Items]
Percent of Net Long Exposure	18.00%